INCOME TAXES	12 Months Ended
Jan. 31, 2015
INCOME TAXES [Text Block]

NOTE 16 – INCOME TAXES

Income tax expense has not been recognized for the years ended January 31, 2015, 2014 and 2013 and no taxes were payable at January 31, 2015 and 2014 as the Company has incurred losses since its inception. The actual income tax benefit differs from the expected amounts calculated by applying the combined income tax rates applicable in each jurisdiction to the Company’s loss before income taxes.

The components of these differences are as follows:

	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2015	2014	2013
Net loss for the year before income tax	$(1,624,000)	$(3,949,000)	$(7,906,000)
Combined federal and provincial tax rate	26%	26%	25%

Expected income tax recovery	(422,000)	(1,020,000)	(1,977,000)
Items not deductible for tax purposes	1,000	21,000	218,000
Effect of foreign exchange changes and adjustments	1,279,000	656,000	39,000
Re-domicile tax effect	-	-	-
Change in valuation allowance	(826,627)	357,189	1,742,119
Income tax provision	$31,373	$14,189	$22,119

At January 31, 2015 and 2014, the Company had the following deferred tax assets. The Company established a 100% valuation allowance, as management believes it is more likely than not that the deferred tax assets will not be realized.

	January 31,	January 31,
	2015	2014
Property and equipment and cumulative eligible capital	$12,000	$22,000
Mineral resource expenditures	5,099,000	5,733,000
Financing costs	116,000	189,000
Non-capital losses-Canada	3,482,000	3,591,000
Less: valuation allowance	(8,709,000)	(9,535,000)
	$-	$-

The Company has mineral resources tax assets of approximately $19,609,000 for Canadian tax purposes. These tax assets may reduce resource income in future years, and the tax assets may be carried forward indefinitely under normal operating circumstances. The Company has available non-capital losses of approximately $13,396,000 for Canadian income tax purposes.

These losses may be carried forward to reduce taxable income in future years until they expire:

2023	$398,000
2024	690,000
2025	442,000
2026	304,000
2027	978,000
2028	1,916,000
2029	1,040,000
2030	848,000
2031	212,000
2032	1,430,000
2033	1,939,000
2034	1,802,000
2035	1,397,000
$13,396,000

During the year ended January 31, 2015, the Company incurred $31,373 (2014-$14,189) in minimum taxes in Argentina. These taxes can be carried forward for ten years and applied to reduce taxable income.

At January 31, 2015, the Company has branch tax loss carry forwards in Argentina totaling approximately $2,092,000 that expire as follows:

2016	$148,000
2017	809,000
2018	687,000
2019	331,000
2020	117,000

$2,092,000

The non-capital losses available to carry forward in the United States as at January 31, 2011 expired as a result of the re-domicile of the Company to Canada from the United States on June 2, 2012. The Company and its subsidiary file income tax returns in Canada and Argentina. These tax returns are subject to examination by local taxation authorities provided the tax years remain open to audit under the relevant statute of limitations. The following summarizes the open tax years by major jurisdiction: Argentina: 2014